EQUITY - Class B Shares held by Brookfield (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity attributable to owners of parent
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Conversion from BBUC exchangeable shares (in shares)	(4)
Balance at end of period (in shares)	0
Brookfield Asset Management Inc. | GP Units
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Conversion from BBUC exchangeable shares (in shares)		(4)
Balance at end of period (in shares)	0